Cash and cash equivalents - Summary of Cash and Cash Equivalents (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Cash at bank and in hand	£ 826	£ 1,462
Short-term deposits	3,007	3,435
Total cash and cash equivalents	£ 3,833	£ 4,897	£ 5,830